Interest-Bearing Borrowings - Schedule of Aggregate Annual Maturities of Long-Term Borrowing Obligations (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Aggregate Annual Maturities of Long-Term Borrowing Obligations [Line Items]
2025	¥ 7,969,349	¥ 7,952,531
2026	46,986,869	443,069,349
2027	86,974,954	7,986,869
2028	8,840,140	8,005,121
2029	8,043,944	8,840,140
Thereafter	46,501,070	72,847,807
Total	205,316,327	548,701,817
Investors of consolidated VIEs [Member]
Schedule of Aggregate Annual Maturities of Long-Term Borrowing Obligations [Line Items]
2025
2026	39,000,000	435,100,000
2027	78,969,833
2028
2029
Thereafter	6,200,000	24,450,000
Total	124,169,833	459,550,000
Commercial bank A [Member]
Schedule of Aggregate Annual Maturities of Long-Term Borrowing Obligations [Line Items]
2025	7,550,000	7,550,000
2026	7,550,000	7,550,000
2027	7,550,000	7,550,000
2028	7,550,000	7,550,000
2029	7,550,000	7,550,000
Thereafter	22,020,834	29,570,834
Total	59,770,834	67,320,834
Commercial bank B [Member]
Schedule of Aggregate Annual Maturities of Long-Term Borrowing Obligations [Line Items]
2025	419,349	402,531
2026	436,869	419,349
2027	455,121	436,869
2028	1,290,140	455,121
2029	493,944	1,290,140
Thereafter	18,280,236	18,826,973
Total	¥ 21,375,659	¥ 21,830,983